Fair Value Measurements (Schedule of Fair Value Hierarchy for Assets and Liabilities not Carried at Fair Value) (Details) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	$ 240,439	$ 271,615
Total assets	2,094,558	2,061,751
LIABILITIES
Securitization liabilities at amortized cost	14,841	12,365
Subordinated notes and debentures	10,733	11,473
Total liabilities	1,966,731	1,946,591
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	239,157	266,176
Total loans, net of allowance for loan losses	956,424	949,227
Total assets	1,195,581	1,215,403
LIABILITIES
Deposits	1,267,466	1,266,562
Securitization liabilities at amortized cost	14,805	12,123
Subordinated notes and debentures	10,929	11,628
Total liabilities	1,293,200	1,290,313
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Government And Government Related Securities [Member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	182,478	202,667
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other debt securities [Member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	56,679	63,509
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 1 of fair value hierarchy [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	0	0
Total loans, net of allowance for loan losses	0	0
Total assets	0	0
LIABILITIES
Deposits	0	0
Securitization liabilities at amortized cost	0	0
Subordinated notes and debentures	0	0
Total liabilities	0	0
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 1 of fair value hierarchy [member] | Government And Government Related Securities [Member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	0	0
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 1 of fair value hierarchy [member] | Other debt securities [Member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	0	0
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 of fair value hierarchy [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	239,157	266,176
Total loans, net of allowance for loan losses	280,842	285,070
Total assets	519,999	551,246
LIABILITIES
Deposits	1,267,466	1,266,562
Securitization liabilities at amortized cost	14,805	12,123
Subordinated notes and debentures	10,929	11,628
Total liabilities	1,293,200	1,290,313
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 of fair value hierarchy [member] | Government And Government Related Securities [Member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	182,478	202,667
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 of fair value hierarchy [member] | Other debt securities [Member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	56,679	63,509
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 3 of fair value hierarchy [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	0	0
Total loans, net of allowance for loan losses	675,582	664,157
Total assets	675,582	664,157
LIABILITIES
Deposits	0	0
Securitization liabilities at amortized cost	0	0
Subordinated notes and debentures	0	0
Total liabilities	0	0
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 3 of fair value hierarchy [member] | Government And Government Related Securities [Member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	0	0
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 3 of fair value hierarchy [member] | Other debt securities [Member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	$ 0	$ 0